Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	¥ 1,287,692	¥ 1,377,739
Service cost	28,936	30,460	¥ 33,190
Interest cost	9,982	6,917	5,636
Plan participants' contributions	1,026	1,053
Actuarial loss (gain)	(23,767)	(48,856)
Foreign exchange translation	6,408	3,250
Benefits paid	(54,458)	(55,332)
Lump-sum payments	(17,838)	(27,539)
Settlement	(19,974)	0
Other	(1,045)	0
Benefit obligations at end of fiscal year	1,216,964	1,287,692	1,377,739
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,032,215	2,114,011
Actual return (negative return) on plan assets	140,967	92,893
Foreign exchange translation	7,204	3,158
Partial withdrawal of assets from employee retirement benefits trusts (Note)	(179,437)	(147,181)
Employer contributions	31,327	23,613
Plan participants' contributions	1,026	1,053
Benefits paid	(54,458)	(55,332)
Settlement	(20,549)	0
Other	(1,677)	0
Fair value of plan assets at end of fiscal year	1,956,619	2,032,215	¥ 2,114,011
Funded status	739,655	744,523
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	763,254	768,998
Accrued pension liability	(23,600)	(24,475)
Net amount recognized	739,655	744,523
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	53,216	58,173
Net actuarial gain (loss)	636,790	524,571
Net amount recognized	¥ 690,007	¥ 582,744